SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit		¥ 30,892
Prepaid expenses	17,047	12,984
Refund of taxes and public dues	89	6,349
Consumption tax receivable	27,734
Others	109	42
Total	¥ 44,979	¥ 50,267